RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS

Charles A. Ross, Jr. serves as the Company’s CEO. Compensation for Mr. Ross includes a base salary and a bonus based upon certain performance measures approved by the Board of Directors.

Doug Grau serves as the Company’s President. Compensation for Mr. Grau includes a base salary and a bonus based upon certain performance measures approved by the Board of Directors. Mr. Grau lent the Company approximately $100,000 during the three months ended March 31, 2023, the loan is an unsecured non-interest-bearing demand note.

NOTE 5 –RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS

For the year ended December 31, 2016, the Company received loans from its sole officer and director at the time totaling $221,155. Balances outstanding during the year ended December 31, 2021 were paid in full during 2021.

During the year ended December 31, 2016, the Company acquired three vehicles from various related parties and assumed the debt secured by each one of the vehicles. Accordingly, the recorded value for each vehicle is the total debt assumed under each related loan, or a total of $277,886. All of the loans associated with these transactions were paid in full as of December 31, 2022.

Charles A. Ross, Jr. serves as the Company’s Chief Executive Officer and director. Compensation for Mr. Ross was $681,400 and $200,000 plus stock awards of $20,766 and $393,490, respectively for the years ended December 31, 2022 and 2021. Doug E. Grau serves as the Company’s President, Interim Principal Accounting Officer and a director. Compensation for Mr. Grau was $413,381 and $200,000 plus stock awards of $11,182 and $393,490, respectively for the years ended December 31, 2022 and 2021.